Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 399.7	$ 479.0
Total cash and cash equivalents	$ 399.7	$ 479.0	$ 526.7	$ 440.0